Income Taxes (Reconciliation of Unrecognized Tax Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning balance	$ 261	$ 257	$ 228
Increases related to current year tax positions	2	2	18
Increases related to tax positions from acquisitions	0	14	0
Increases related to prior year tax positions	1	10	35
Decreases related to prior year tax positions	(1)	(4)	(3)
Settlements	(80)	(10)	(2)
Lapse of statute of limitations	(1)	(6)	(16)
Other, primarily due to exchange rate fluctuations affecting non-U.S. tax positions	2	(2)	(3)
Unrecognized Tax Benefits, Ending balance	$ 184	$ 261	$ 257